Annual Fund Operating Expenses - Innovator Equity Dual Directional 15 Buffer ETF - September - Innovator Equity Dual Directional 15 Buffer ETF - September	Aug. 15, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%